Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 1,436,928	$ 2,104,521
Prepaid expenses, other	6,021	5,761
TOTAL CURRENT ASSETS	1,442,949	2,110,282
PROPERTY AND EQUIPMENT
Machinery and equipment	37,225	37,225
Less accumulated depreciation	(36,986)	(36,727)
NET PROPERTY AND EQUIPMENT	239	498
OTHER ASSETS
Patents, net of amortization of $30,224 and $27,201 respectively	15,112	18,135
Deposit	770	770
TOTAL OTHER ASSETS	15,882	18,905
TOTAL ASSETS	1,459,070	2,129,685
CURRENT LIABILITIES
Accounts payable and other payable	9,786	7,975
TOTAL CURRENT LIABILITIES	9,786	7,975
COMMITMENTS AND CONTINGENCIES (See Note 9)
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred stock, $0.0001 par value; 10,000,000 authorized shares
Common stock, $0.0001 par value; 3,000,000,000 authorized shares 768,031,041 and 704,599,512 shares issued and outstanding, respectively	76,803	70,460
Additional paid in capital	178,676,658	176,508,484
Accumulated deficit	(180,789,490)	(177,942,547)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	(2,036,029)	(1,363,603)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,459,070	2,129,685
Series C Convertible Preferred Stock [Member]
CURRENT LIABILITIES
Series C Convertible Preferred Stock, 34,853 and 34,853 shares outstanding, respectively, redeemable value of $3,446,113 and $3,485,313, respectively	$ 3,485,313	$ 3,485,313